VESSELS UNDER CAPITAL LEASE, NET (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Movement In Capital Leased Assets, Gross [Roll Forward]
Increase (Decrease) in Operating Assets	$ (22,443)
Movement In Capital Leased Assets, Accumulated Depreciation [Roll Forward]
Accumulated depreciation	4,943
Leased Vessels [Member]
Movement In Capital Leased Assets, Gross [Roll Forward]
Capital leased assets, gross, beginning balance	358,995
Capital leased assets, gross, ending balance	336,552
Movement In Capital Leased Assets, Accumulated Depreciation [Roll Forward]
Accumulated depreciation, beginning balance	(107,297)
Amortization of leased asset	(15,827)
Accumulated depreciation, ending balance	(118,181)
Capital leases assets, net, beginning balance	251,698
Capital leases assets, net, ending balance	$ 218,371